Short-term bank borrowing (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2016 USD ($)	Dec. 31, 2016 CNY (¥)	Dec. 29, 2016 CNY (¥)	Feb. 03, 2016 CNY (¥)	Jan. 01, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)	Nov. 04, 2015 CNY (¥)
Short-term bank borrowing
Outstanding amount	$ 64,813	¥ 450,000				¥ 300,000
PRC domestic commercial banks
Short-term bank borrowing
Outstanding amount		¥ 450,000				¥ 300,000
Short-term bank borrowing in November 2015 at 4.35% interest
Short-term bank borrowing
Principal amount							¥ 300,000
Interest rate (as a percent)							4.35%
Short-term bank borrowing in January 2016 at 6.4% Interest
Short-term bank borrowing
Principal amount					¥ 8,943
Interest rate (as a percent)					6.40%
Short-term bank borrowing in February 2016 at 4.785% Interest
Short-term bank borrowing
Principal amount				¥ 100,000
Interest rate (as a percent)				4.785%
Short-term bank borrowing in December 2016 at 4.35% Interest
Short-term bank borrowing
Principal amount			¥ 300,000
Interest rate (as a percent)			4.35%
Debt collateral amount			¥ 333,264
Short-term bank borrowing in December 2016 at 3.915% Interest
Short-term bank borrowing
Principal amount			¥ 150,000
Interest rate (as a percent)			3.915%